Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
17.
CASH AND CASH EQUIVALENTS

Bank balances earned interest at interest rates ranging from 0% to 5.1% per annum for the six months ended June 30, 2023 and 2024.

Cash and cash equivalents presented on the consolidated statements of financial position include:

(a) cash, which comprises of cash on hand and demand deposits; and

(b) cash equivalents, which comprises of short-term (generally with original maturity of three months or less), highly liquid investments that are readily convertible to a known amount of cash and which are subject to an insignificant risk of changes in value. Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes.

For the purposes of the consolidated statements of cash flows, cash and cash equivalents consist of cash and cash equivalents as defined above.